Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2024 and December 31, 2023, accrued liabilities and other payables consisted of the following:

	June 30, 2024	December 31, 2023
Payroll payables	$1,155	$1,233
Other payables	2,726	2,531
	$3,881	$3,764